MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
MARKETABLE SECURITIES
Schedule of available-for-sale marketable securities

The following is a summary of available-for-sale marketable securities:

	December 31, 2022
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
Maturing within one year:
Corporate bonds	$1,531	$—	$(32)	$1,499
Maturing between one to five years:
Corporate bonds	81,866	$—	(7,897)	73,969
Governmental bonds	2,880	$—	(282)	2,598

Balance as of December 31, 2022	$86,277	$—	$(8,211)	$78,066

	December 31, 2021
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
Maturing between one to five years:
Corporate bonds	$88,327	$54	$(1,248)	$87,133
Governmental bonds	2,880	$—	(37)	2,843

Balance as of December 31, 2021	$91,207	$54	$(1,285)	$89,976

Schedule of position of gross unrealized losses and fair values

	Less than 12 months		12 months and greater
		Gross		Gross
		unrealized		unrealized
	Fair value	loss	Fair value	loss

As of December 31, 2022	$3,411	$(225)	$74,655	$(7,986)